Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2023
Personnel Expenses [Line Items]
Personnel expenses

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Salaries and variable compensation
1
4,804 3,885 3,786 8,689 7,954
of which: variable compensation – financial advisors
2
1,110 1,111 1,122 2,222 2,342
Contractors 77 70 80 147 163
Social security 294 279 218 572 503
Post-employment benefit plans 261 236 199 497 448
Other personnel expenses 215 151 139 366 274
Total personnel expenses 5,651 4,620 4,422 10,271 9,343
1 Includes role-based

allowances.

2 Consists of

cash and deferred compensation

awards and is

based on compensable

revenues and firm tenure

using a formulaic approach.

It also includes

expenses related to
compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.